RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

12. RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth major related parties of the Group and their relationships with the Group:

Entity or individual name	Relationship with the Group
JD.com, Inc. and its subsidiaries (“JD Group”)	JD Group is a shareholder of the Group
Individual Director or Officer	Directors or Officers of the Group

(a)	The Group entered into the following significant related party transactions:

	For the Year Ended December 31,
	2017	2018	2019
	(RMB in thousands)
Purchases of goods and services from JD Group	544,708	607,086	827,574

(b)	The Group had the following significant related party balances:
(i)	Amounts due to related parties

	As of December 31,
	2018	2019
	(RMB in thousands)
Due to individual Director or Officer and his/her immediate family members under investment programs offered by the Group	14,569	40,804
Total	14,569	40,804

The Group believes that the terms of the transactions with the related parties are comparable to the terms of arm’s-length transactions with third-party vendors and Individual Investors.